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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [X]; Amendment Number: 1

   This Amendment (Check only one.):   [_] is a restatement
                                       [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CALAMOS WEALTH MANAGEMENT LLC
Address: 2020 Calamos Court
         Naperville, Illinois 60563

Form 13F File Number: 28-13358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elizabeth A. Watkins
Title:   Chief Compliance Officer
Phone:   (630) 577-2196

Signature, Place, and Date of Signing:

/s/ Elizabeth A. Watkins    Naperville, Illinois    May 23, 2012
-------------------------   ---------------------   -------------
      [Signature]              [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total: $8,904
                                        -----------
                                        (thousands)

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
                                                                                                         Column 8
                                                                                                     Voting Authority
Column 1                   Column 2    Column 3  Column 4   Column 5              Column 6  Column 7 -----------------
                                                  Value    SHS or PRN            Investment  Other
Name of Issuer          Title of Class  CUSIP    (x1000)     Amount     Call/Put Discretion Managers Sole  Shared None
----------------------- -------------- --------- -------- ------------- -------- ---------- -------- ----- ------ ----
GILEAD SCIENCES (2 LOT   CONVERTIBLE
  MIN).................  SECURITY      375558AN3   1930   1,572,000 Prn             Sole      None     643         929
GILEAD SCIENCES (2 LOT   CONVERTIBLE
  MIN).................  SECURITY      375558AP8    368     287,000 Prn             Sole      None     124         163
HELIX ENERGY SOLUTIONS   CONVERTIBLE
  GROUP................  SECURITY      42330PAG2   1764   1,664,000 Prn             Sole      None     736         928
HOLOGIC INC............  CONVERTIBLE
                         SECURITY      436440AC5    113     113,000 Prn             Sole      None      30          83
IXIA...................  CONVERTIBLE
                         SECURITY      45071RAB5   1642   1,579,000 Prn             Sole      None     286         392
MONSTER BEVERAGE CORP..  COMMON
                         STOCK         611740101   1440      23,191 Shs             Sole      None      98         103
ON SEMICONDUCTOR CORP..  CONVERTIBLE
                         SECURITY      682189AH8    820     678,000 Prn             Sole      None     713         866
ROVI CORP..............  CONVERTIBLE
                         SECURITY      779376AB8    212     201,000 Prn             Sole      None   14865        8326
TIM PARTICIPACOES        COMMON
  SA--ADR..............  STOCK         88706P205    616      19,082 Shs             Sole      None   10574        8508